Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jan. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consist of the following at January 31:

	2021	2020
Prepaid expenses	$2,046	$1,507
Other assets	126	48

	$2,172	$1,555